Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Basic Materials (1.1%)
Georgia-Pacific LLC
8.875%, 5/15/31	200,000	299
Indonesia Asahan Aluminum Tbk
5.230%, 11/15/21 144A	300,000	312
INEOS Finance PLC
4.000%, 5/1/23 144A EUR ¥	1,500,000	1,704
Metinvest BV
7.750%, 4/23/23 144A	300,000	293
Syngenta Finance NV
4.892%, 4/24/25 144A	5,900,000	6,012
5.182%, 4/24/28 144A	1,200,000	1,221

Total		9,841

Communications (8.7%)
Altice Financing SA
6.625%, 2/15/23 144A	256,000	262
7.500%, 5/15/26 144A	6,371,000	6,307
Altice France SA
8.125%, 2/1/27 144A	3,200,000	3,232
Altice Luxembourg SA
6.250%, 2/15/25 EUR §,¥	700,000	723
7.250%, 5/15/22 EUR §,¥,ß	4,900,000	5,553
7.625%, 2/15/25 144A	900,000	789
AT&T, Inc.
3.400%, 5/15/25	500,000	495
4.125%, 2/17/26	500,000	511
4.900%, 8/15/37	200,000	202
5.300%, 8/15/58 ß	6,200,000	6,295
Baidu, Inc.
3.875%, 9/29/23	200,000	204
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	1,700,000	1,688
4.464%, 7/23/22	2,400,000	2,484
5.375%, 4/1/38	100,000	101
CommScope Technologies LLC
5.000%, 3/15/27 144A	100,000	89
Deutsche Telekom International Finance
8.750%, 6/15/30	700,000	965
DISH DBS Corp.
5.125%, 5/1/20	1,982,000	1,994
6.750%, 6/1/21 ß	3,200,000	3,299
7.875%, 9/1/19	100,000	101
Koninklijke KPN NV
5.750%, 9/17/29 GBP §,¥	750,000	1,146
Qwest Corp.
7.250%, 9/15/25	500,000	541
SFR Group SA
5.625%, 5/15/24 EUR §,¥	200,000	232
7.375%, 5/1/26 144A	7,600,000	7,448
SoftBank Group Corp.
5.000%, 4/15/28 EUR §,¥,ß	4,100,000	4,914
Sprint Communications, Inc.
7.000%, 8/15/20	1,710,000	1,766

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Communications continued
Sprint Corp.
7.250%, 9/15/21	400,000	420
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
5.152%, 3/20/28 144A	1,300,000	1,329
Stichting Eldfell
4.250%, 1/15/27 144A EUR ¥	500,000	576
TDC A/S
6.875%, 2/23/23 GBP §,¥	400,000	588
Telenet Finance Luxembourg Notes SARL
3.500%, 3/1/28 144A EUR ¥	1,100,000	1,233
Time Warner Cable LLC
5.875%, 11/15/40	300,000	312
6.750%, 6/15/39	200,000	223
UPCB Finance IV, Ltd.
4.000%, 1/15/27 EUR §,¥	315,000	369
UPCB Finance VII, Ltd.
3.625%, 6/15/29 EUR §,¥	1,200,000	1,397
Verizon Communications, Inc.
4.522%, 9/15/48	100,000	103
4.672%, 3/15/55	2,150,000	2,200
5.012%, 4/15/49	2,449,000	2,681
5.250%, 3/16/37	200,000	226
Virgin Media Investment Holdings, Ltd.
5.125%, 1/15/25 144A GBP ¥	700,000	930
Virgin Media Receivables Financing Notes I Designated Activity Co.
5.500%, 9/15/24 GBP §,¥	1,300,000	1,701
Virgin Media Secured Finance PLC
4.875%, 1/15/27 GBP §,¥,ß	3,100,000	3,998
5.000%, 4/15/27 144A GBP ¥	500,000	655
5.500%, 1/15/25 GBP §,¥	189,000	252
Wind Tre SpA
2.625%, 1/20/23 144A EUR ¥	3,000,000	3,261
2.625%, 1/20/23 EUR ¥	300,000	326
2.750%, (Euribor 3 Month ACT/360 plus 2.750%), 1/20/24 144A EUR ¥	600,000	639
3.125%, 1/20/25 EUR §,¥	1,500,000	1,586
Ziggo BV
4.250%, 1/15/27 EUR §,¥	200,000	231
5.500%, 1/15/27 144A	4,200,000	4,158

Total		80,735

Consumer, Cyclical (5.6%)
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%, 7/31/22	79,266	81
American Airlines Pass Through Trust, Series 2014-1, Class A
3.700%, 4/1/28	466,648	468
Continental Airlines Pass Through Trust, Series 2009-2, Class A
7.250%, 5/10/21	176,565	180
Continental Airlines Pass Through Trust, Series 2010, Class A
4.750%, 7/12/22	43,992	45

Multi-Sector Bond Portfolio

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Enterprise Inns PLC
6.875%, 5/9/25 GBP ¥	1,600,000	2,247
FCE Bank PLC
0.190%, (Euribor 3 Month ACT/360 plus 0.500%), 8/26/20 EUR §,¥	100,000	110
0.869%, 9/13/21 EUR §,¥	400,000	442
1.660%, 2/11/21 EUR §,¥	200,000	226
1.875%, 6/24/21 EUR §,¥	100,000	113
Ford Motor Credit Co. LLC
0.060%, (Euribor 3 Month ACT/360 plus 0.370%), 12/1/21 EUR ¥	1,200,000	1,284
0.112%, (Euribor 3 Month ACT/360 plus 0.420%), 12/7/22 EUR ¥	400,000	419
0.122%, (Euribor 3 Month ACT/360 plus 0.430%), 5/14/21 EUR ¥	200,000	217
3.021%, 3/6/24 EUR ¥	900,000	1,021
3.677%, (ICE LIBOR USD 3 Month plus 0.880%), 10/12/21	200,000	194
5.584%, 3/18/24	600,000	608
5.596%, 1/7/22	1,500,000	1,548
5.935%, (ICE LIBOR USD 3 Month plus 3.140%), 1/7/22	200,000	204
General Motors Financial Co., Inc.
3.450%, 4/10/22	300,000	300
5.100%, 1/17/24	1,200,000	1,246
Hilton Worldwide Finance Corp.
4.875%, 4/1/27	700,000	708
IHO Verwaltungs GmbH
3.750%, 9/15/26 EUR §,¥,ß	4,600,000	5,251
Marks & Spencer PLC
3.000%, 12/8/23 GBP §,¥	300,000	395
4.750%, 6/12/25 GBP §,¥	400,000	562
Marriott Ownership Resorts, Inc.
6.500%, 9/15/26 144A	150,000	157
Melco Resorts Finance, Ltd.
4.875%, 6/6/25 144A	700,000	692
MGM Resorts International
7.750%, 3/15/22	300,000	331
Mitchells & Butlers Finance PLC
1.295%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP §,¥	1,392,600	1,680
3.061%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 §	253,200	231
6.469%, 9/15/32 GBP §,¥	200,000	286
QVC, Inc.
4.375%, 3/15/23	2,000,000	2,029
5.450%, 8/15/34	800,000	778
Sands China, Ltd.
4.600%, 8/8/23	300,000	309
5.400%, 8/8/28 ß	3,200,000	3,355
Spirit Issuer PLC
3.675%, (ICE LIBOR GBP 3 Month plus 2.775%), 12/28/27 GBP §,¥	495,000	642
Toll Brothers Finance Corp.
4.350%, 2/15/28	100,000	94
4.875%, 3/15/27	1,200,000	1,179
Travis Perkins PLC
4.375%, 9/15/21 GBP §,¥	200,000	268
4.500%, 9/7/23 GBP §,¥	1,900,000	2,526

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
United Airlines Pass Through Trust, Series 2013-1, Class A
4.300%, 8/15/25	77,757	81
US Airways Pass-Through Trust, Series 2012-1, Class A
5.900%, 4/1/26	982,537	1,066
Virgin Australia 2013-1A Pass Through Trust
5.000%, 4/23/25 144A	22,792	23
Volkswagen Bank GmbH
0.392%, (Euribor 3 Month ACT/360 plus 0.700%), 12/8/21 EUR ¥	2,000,000	2,238
1.250%, 6/10/24 EUR ¥	800,000	889
Volkswagen Financial Services Aktiengesellschaft
0.875%, 4/12/23 EUR ¥	1,200,000	1,340
Volkswagen Group of America Finance LLC
2.125%, 5/23/19 144A	200,000	200
3.875%, 11/13/20 144A	1,500,000	1,519
4.000%, 11/12/21 144A	2,500,000	2,551
Volkswagen Leasing GmbH
2.625%, 1/15/24 EUR ¥	1,800,000	2,145
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 3/1/25 144A	5,150,000	5,086
ZF North America Capital, Inc.
4.500%, 4/29/22 144A	436,000	438
4.750%, 4/29/25 144A	2,232,000	2,169

Total		52,171

Consumer, Non-cyclical (3.0%)
AA Bond Co., Ltd.
2.750%, 7/31/43 GBP ¥	100,000	119
2.875%, 7/31/43 GBP §,¥,ß	2,900,000	3,611
4.248%, 7/31/43 GBP ¥	800,000	1,060
4.875%, 7/31/43 GBP §,¥	200,000	258
5.500%, 7/31/43 GBP §,¥	400,000	460
Allergan Funding SCS
1.500%, 11/15/23 EUR ¥	400,000	460
Amgen, Inc.
4.663%, 6/15/51	1,041,000	1,050
Bacardi, Ltd.
4.700%, 5/15/28 144A	2,900,000	2,904
BAT Capital Corp.
3.557%, 8/15/27	700,000	663
3.564%, (ICE LIBOR USD 3 Month plus 0.880%), 8/15/22	100,000	100
Casino Guichard Perrachon SA
1.865%, 6/13/22 EUR §,¥	200,000	212
CHS / Community Health Systems, Inc.
5.125%, 8/1/21	200,000	197
CVS Pass-Through Trust
4.704%, 1/10/36 144A	424,129	439
5.926%, 1/10/34 144A	722,097	802
7.507%, 1/10/32 144A	76,104	91
Greene King Finance PLC
2.925%, (ICE LIBOR GBP 3 Month plus 2.080%), 3/15/36 GBP §,¥	450,000	460
Hamilton College
4.750%, 7/1/13	100,000	106
HCA, Inc.
4.500%, 2/15/27	100,000	103

Multi-Sector Bond Portfolio

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.750%, 5/1/23	2,655,000	2,787
5.375%, 9/1/26	400,000	421
5.625%, 9/1/28	1,800,000	1,903
5.875%, 2/1/29	100,000	108
6.500%, 2/15/20	2,000,000	2,058
Pfizer, Inc.
5.800%, 8/12/23	200,000	226
RAC Bond Co. PLC
4.870%, 5/6/46 GBP §,¥	500,000	634
Tenet Healthcare Corp.
4.500%, 4/1/21	300,000	304
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22	120,000	112
3.650%, 11/10/21	2,600,000	2,549
Teva Pharmaceutical Finance IV BV
3.650%, 11/10/21	400,000	392
Teva Pharmaceutical Finance Netherlands II BV
1.250%, 3/31/23 EUR §,¥	600,000	626
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21	400,000	381
2.800%, 7/21/23	2,300,000	2,053

Total		27,649

Diversified (0.3%)
Co-operative Group Holdings 2011, Ltd.
6.875%, 7/8/20 GBP §,¥	600,000	817
7.500%, 7/8/26 GBP §,¥	1,100,000	1,595

Total		2,412

Energy (8.2%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.250%, 12/1/27	100,000	101
CNOOC Finance 2013, Ltd.
3.000%, 5/9/23	500,000	495
Continental Resources, Inc.
4.375%, 1/15/28	1,400,000	1,440
Dolphin Energy, Ltd.
5.500%, 12/15/21 144A	1,000,000	1,053
El Paso Natural Gas Co. LLC
8.375%, 6/15/32	200,000	263
Energy Transfer Operating LP
3.600%, 2/1/23	100,000	101
4.150%, 10/1/20	400,000	407
4.650%, 6/1/21	200,000	206
5.250%, 4/15/29	100,000	107
7.500%, 7/1/38	100,000	122
Ensco PLC
5.750%, 10/1/44	200,000	129
8.000%, 1/31/24	80,000	73
Gazprom Neft OAO Via GPN Capital SA
6.000%, 11/27/23 §,ß	3,000,000	3,173
Harvest Operations Corp.
2.330%, 4/14/21 144A	2,970,000	2,918
Kinder Morgan Energy Partners LP
6.550%, 9/15/40	2,382,000	2,773
Kinder Morgan, Inc.
7.750%, 1/15/32	1,216,000	1,589

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Midcontinent Express Pipeline LLC
6.700%, 9/15/19 144A	1,700,000	1,704
Newfield Exploration Co.
5.625%, 7/1/24	2,100,000	2,293
NGPL PipeCo LLC
7.768%, 12/15/37 144A	100,000	120
Novatek OAO via Novatek Finance, Ltd.
6.604%, 2/3/21 §	200,000	209
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 §	651,666	641
7.350%, 12/1/26 §,Þ	1,509,397	928
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 2/9/18 §	782,000	4
Pertamina Persero PT
6.500%, 11/7/48 144A	3,800,000	4,424
Petrobras Global Finance BV
7.375%, 1/17/27 ß	4,100,000	4,525
Petroleos de Venezuela SA
5.375%, 4/12/27 §, ℓ	6,500,000	1,472
5.500%, 4/12/37 §, ℓ	4,300,000	974
Petroleos Mexicanos
2.750%, 4/21/27 EUR §,¥	1,100,000	1,102
3.750%, 2/21/24 EUR §,¥	400,000	460
4.750%, 2/26/29 EUR §,¥,ß	6,700,000	7,516
4.875%, 2/21/28 EUR §,¥	600,000	684
6.500%, 3/13/27	1,700,000	1,707
6.625%, 6/15/38	1,800,000	1,662
QEP Resources, Inc.
5.625%, 3/1/26	700,000	634
QGOG Constellation SA
9.500%, 11/9/24 §	201,001	74
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.838%, 9/30/27 144A	2,300,000	2,524
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23	300,000	313
5.000%, 10/1/22	1,100,000	1,160
5.750%, 9/1/20	300,000	309
5.875%, 3/1/22	800,000	855
Reliance Holdings USA, Inc.
4.500%, 10/19/20 §	300,000	305
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,523,665	1,657
9.250%, 7/6/24 §	1,333,208	1,450
Rio Oil Finance Trust, Series 2014-3
9.750%, 1/6/27 §	480,443	536
Rockies Express Pipeline LLC
5.625%, 4/15/20 144A	1,000,000	1,021
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	900,000	935
5.625%, 3/1/25 ß	4,900,000	5,388
5.750%, 5/15/24	800,000	882
5.875%, 6/30/26	400,000	445
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	100,000	102
Tallgrass Energy Partners LP
5.500%, 1/15/28 144A	8,400,000	8,411
Transocean Guardian, Ltd.
5.875%, 1/15/24 144A	945,000	959

Multi-Sector Bond Portfolio

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
Transocean Poseidon, Ltd.
6.875%, 2/1/27 144A	200,000	208
Williams Partners LP
3.600%, 3/15/22	2,500,000	2,536

Total		76,079

Financial (24.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.450%, 12/16/21	150,000	154
AerCap Ireland Capital Designated Activity Co. / AerCap Global Aviation Trust
4.450%, 4/3/26	900,000	902
4.875%, 1/16/24	2,000,000	2,080
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust
4.250%, 7/1/20	150,000	152
5.000%, 10/1/21 ß	3,450,000	3,580
Alliance Data Systems Corp.
5.875%, 11/1/21 144A	2,900,000	2,965
Ally Financial, Inc.
3.750%, 11/18/19 ß	5,290,000	5,303
4.125%, 3/30/20	537,000	541
4.250%, 4/15/21	246,000	249
8.000%, 11/1/31	1,371,000	1,702
Banco Bilbao Vizcaya Argentina SA
6.750%, (Euro Swap Annual 5 Year plus 6.604%), 12/29/49 EUR §,¥,ß	5,200,000	5,974
Banistmo SA
3.650%, 9/19/22 144A	200,000	197
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	973,000	952
4.000%, 4/1/24	1,081,000	1,126
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 ß	4,500,000	4,566
Bank of Ireland
7.375%, (Effective 6/18/20 - Euro Swap Annual 5 Year plus 6.956%), 12/29/49 EUR §,¥	600,000	708
Barclays Bank PLC
7.625%, 11/21/22	2,000,000	2,175
14.000%, (ICE LIBOR GBP 3 Month plus 13.400%), 11/29/49 GBP §,¥	800,000	1,067
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP §,¥	200,000	259
3.250%, 2/12/27 GBP §,¥	1,500,000	1,976
3.650%, 3/16/25	3,100,000	3,023
4.610%, (ICE LIBOR USD 3 Month plus 1.400%), 2/15/23	3,100,000	3,168
6.500%, (Euro Swap Annual 5 Year plus 5.875%), 12/29/49 EUR ¥,ß	3,100,000	3,507
7.000%, (GBP Swap Semi-Annual 5 Year plus 5.084%), 6/15/49 GBP §,¥	800,000	1,046
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥	1,300,000	1,569
Blackstone CQP Holdco LP
6.500%, 3/20/21 144A	14,200,000	14,164

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
BNP Paribas SA
4.705%, (ICE LIBOR USD 3 Month plus 2.235%), 1/10/25 144A	6,400,000	6,656
Cantor Fitzgerald LP
6.500%, 6/17/22 144A	200,000	214
7.875%, 10/15/19 144A	1,500,000	1,537
CIT Group, Inc.
5.000%, 8/15/22	272,000	283
5.000%, 8/1/23	100,000	105
5.250%, 3/7/25	100,000	106
Citigroup, Inc.
3.400%, 5/1/26	600,000	597
Cooperatieve Rabobank UA
5.500%, (Euro Swap Annual 5 Year plus 5.250%), 1/22/49 EUR §,¥	900,000	1,046
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR §,¥,ß	2,600,000	3,174
CPI Property Group SA
2.125%, 10/4/24 EUR §,¥	400,000	453
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR §,¥	2,000,000	2,364
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	7,925
6.500%, 8/8/23 §	1,700,000	1,821
Deutsche Annington Finance BV
5.000%, 10/2/23 144A	300,000	309
Deutsche Bank AG
0.192%, (Euribor 3 Month ACT/360 plus 0.500%), 12/7/20 EUR §,¥	700,000	776
3.150%, 1/22/21	400,000	394
3.375%, 5/12/21	2,000,000	1,988
3.869%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23	1,600,000	1,536
4.250%, 2/4/21	900,000	904
4.250%, 10/14/21 ß	4,500,000	4,523
5.000%, 2/14/22 ß	6,000,000	6,135
The Doctors Co.
6.500%, 10/15/23 144A	300,000	314
Emerald Bay SA
0.000%, 10/15/20 144A EUR ¥	3,796,000	4,056
Equinix, Inc.
2.875%, 3/15/24 EUR ¥	1,200,000	1,389
Fairfax Financial Holdings, Ltd.
2.750%, 3/29/28 144A EUR ¥	500,000	589
Freedom Mortgage Corp.
8.125%, 11/15/24 144A	790,000	701
8.250%, 4/15/25 144A	800,000	710
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	500,000	463
GE Capital UK Funding Unlimited Co.
5.125%, 5/24/23 GBP ¥	500,000	716
Globalworth Real Estate Investments, Ltd.
3.000%, 3/29/25 EUR ¥	1,800,000	2,075
GLP Capital LP / GLP Financing II, Inc.
5.750%, 6/1/28	400,000	429
The Goldman Sachs Group, Inc.
3.750%, 5/22/25	2,700,000	2,725

Multi-Sector Bond Portfolio

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.811%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20	200,000	202
3.850%, 7/8/24	1,000,000	1,022
4.000%, 3/3/24	400,000	412
4.421%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21	200,000	205
5.750%, 1/24/22	400,000	429
Growthpoint Properties International Pty, Ltd.
5.872%, 5/2/23 144A	300,000	307
HBOS PLC
5.374%, 6/30/21 EUR ¥	600,000	742
The Howard Hughes Corp.
5.375%, 3/15/25 144A	300,000	298
HSBC Holdings PLC
3.600%, 5/25/23	2,100,000	2,138
ING Bank NV
5.800%, 9/25/23 144A	1,700,000	1,839
International Lease Finance Corp.
5.875%, 8/15/22	400,000	431
8.250%, 12/15/20	2,100,000	2,269
8.625%, 1/15/22	400,000	454
Intesa Sanpaolo SpA
5.017%, 6/26/24 144A	2,700,000	2,611
6.500%, 2/24/21 144A	4,100,000	4,298
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.875%, 4/15/22 144A	800,000	804
7.375%, 4/1/20 144A	2,000,000	2,000
7.500%, 4/15/21 144A	500,000	507
Kennedy Wilson Europe Real Estate PLC
3.950%, 6/30/22 GBP §,¥,ß	2,700,000	3,572
Lincoln Finance, Ltd.
6.875%, 4/15/21 EUR §,¥,ß	4,000,000	4,573
Lloyds Bank PLC, Series EMTN
7.625%, 4/22/25 GBP §,¥	1,200,000	1,992
Lloyds Banking Group PLC
2.250%, 10/16/24 GBP §,¥	2,000,000	2,578
7.000%, (GBP Swap Semi-Annual 5 Year plus 5.060%), 12/29/49 GBP §,¥	800,000	1,042
Macquarie Group, Ltd.
6.250%, 1/14/21 144A	300,000	316
Morgan Stanley
3.691%, (ICE LIBOR USD 3 Month plus 0.930%), 7/22/22	1,000,000	1,005
4.000%, 7/23/25 ß	3,600,000	3,708
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	4,500,000	4,574
6.875%, (GBP Swap Semi-Annual 5 Year plus 4.880%), 12/29/49 GBP §,¥	400,000	523
Natwest Markets PLC
0.625%, 3/2/22 EUR §,¥	1,600,000	1,781
Navient Corp.
4.875%, 6/17/19	2,517,000	2,520
5.000%, 10/26/20	100,000	101
5.875%, 3/25/21	500,000	516
6.500%, 6/15/22	1,200,000	1,251
6.625%, 7/26/21	1,300,000	1,358
7.250%, 1/25/22	400,000	424
8.000%, 3/25/20	1,198,000	1,246

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
NN Group NV
4.500%, (Euribor 3 Month ACT/360 plus 4.000%), 7/15/49 EUR §,¥	2,600,000	3,094
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25	100,000	102
4.950%, 4/1/24	100,000	104
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
6.375%, 12/15/22 144A	200,000	205
Quicken Loans, Inc.
5.250%, 1/15/28 144A	2,000,000	1,872
Royal Bank of Scotland Group PLC
2.500%, 3/22/23 EUR §, ¥	100,000	117
4.372%, (ICE LIBOR USD 3 Month plus 1.550%), 6/25/24	200,000	197
4.800%, 4/5/26	2,800,000	2,911
4.892%, (ICE LIBOR USD 3 Month plus 1.754%), 5/18/29 ß	3,700,000	3,844
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49	2,600,000	2,649
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49	2,100,000	2,237
Santander UK Group Holdings PLC
3.125%, 1/8/21	2,100,000	2,099
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28	2,300,000	2,229
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP §,¥	1,390,000	1,831
Sberbank of Russia Via SB Capital SA
5.180%, 6/28/19 §	200,000	201
6.125%, 2/7/22	1,700,000	1,772
Springleaf Finance Corp.
6.000%, 6/1/20	418,000	431
6.125%, 5/15/22	2,900,000	3,002
6.875%, 3/15/25	1,900,000	1,962
7.125%, 3/15/26	1,700,000	1,731
8.250%, 12/15/20	226,000	243
Sunac China Holdings, Ltd.
8.350%, 4/19/23	200,000	204
8.625%, 7/27/20	600,000	616
Tesco Property Finance 3 PLC
5.744%, 4/13/40 GBP §,¥	96,974	151
Tesco Property Finance 6 PLC
5.411%, 7/13/44 GBP §,¥,ß	2,697,095	4,100
TP ICAP PLC
5.250%, 1/26/24 GBP §,¥	300,000	396
UBS AG
7.625%, 8/17/22 ß	4,400,000	4,840
UBS Group Funding AG
4.125%, 9/24/25 144A	700,000	723
UniCredit SpA
3.750%, 4/12/22 144A	200,000	199
6.572%, 1/14/22 144A	700,000	733
6.687%, (ICE LIBOR USD 3 Month plus 3.900%), 1/14/22 144A	550,000	568
7.830%, 12/4/23 144A	4,200,000	4,660
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP §,¥	509,500	731
6.542%, 3/30/21 GBP §,¥	457,080	624
7.395%, 3/28/24 GBP §,¥	400,000	570

Multi-Sector Bond Portfolio

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Financial continued
VEREIT Operating Partnership LP
4.125%, 6/1/21	100,000	102
VIVAT NV
2.375%, 5/17/24 EUR §,¥	200,000	236
Weyerhaeuser Co.
7.375%, 3/15/32	1,500,000	1,983

Total		228,435

Industrial (2.0%)
Aeropuerto Internacional de Tocumen SA
6.000%, 11/18/48 144A	300,000	330
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	509
5.500%, 1/15/23 144A	800,000	822
Cemex SAB de CV
4.375%, 3/5/23 144A EUR ¥	1,400,000	1,606
DAE Funding LLC
4.000%, 8/1/20 144A	3,020,000	3,028
5.000%, 8/1/24 144A	400,000	405
Flex, Ltd.
4.625%, 2/15/20	200,000	202
Fortress Transportation & Infrastructure
6.750%, 3/15/22 144A	900,000	916
General Electric Co.
0.375%, 5/17/22 EUR ¥	100,000	111
5.550%, 5/4/20	100,000	103
5.550%, 1/5/26	200,000	212
5.875%, 1/14/38	100,000	106
6.875%, 1/10/39	100,000	118
Greif, Inc.
6.500%, 3/1/27 144A	300,000	307
James Hardie International Finance Designated Activity Co.
3.625%, 10/1/26 144A EUR ¥	490,000	558
Lima Metro Line 2 Finance, Ltd.
5.875%, 7/5/34 144A	600,000	617
Pacific National Finance Pty, Ltd.
4.625%, 9/23/20 144A	500,000	508
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,880
5.250%, 8/15/22 144A	650,000	666
5.500%, 2/15/24 144A	500,000	519
Russian Railways Via RZD Capital PLC
7.487%, 3/25/31 GBP §,¥	1,500,000	2,352
Standard Industries, Inc.
4.750%, 1/15/28 144A	950,000	907

Total		18,782

Technology (1.3%)
Dell International LLC / EMC Corp.
5.300%, 10/1/29 144A	4,300,000	4,328
6.020%, 6/15/26 144A	300,000	323
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,172
8.100%, 7/15/36 144A	300,000	353
EMC Corp.
2.650%, 6/1/20	1,600,000	1,588
Fidelity National Information Services, Inc.
4.500%, 10/15/22	395,000	412

Corporate Bonds (56.1%)	Shares/ Par +	Value $ (000’s)
Technology continued
NXP BV / NXP Funding LLC
4.875%, 3/1/24 144A	1,700,000	1,794
5.350%, 3/1/26 144A	1,600,000	1,722
Pitney Bowes, Inc.
3.875%, 9/15/20	100,000	100
Quintiles IMS, Inc.
3.250%, 3/15/25 144A EUR ¥	500,000	573

Total		12,365

Utilities (1.3%)
Calpine Corp.
5.250%, 6/1/26 144A	650,000	647
Centrais Electricas Brasileiras SA
6.875%, 7/30/19 §	700,000	706
Dynegy, Inc.
7.375%, 11/1/22	2,328,000	2,415
Electricite de France SA
4.500%, 9/21/28 144A	900,000	929
Exelon Generation Co. LLC
4.250%, 6/15/22	500,000	519
FirstEnergy Corp.
7.375%, 11/15/31	600,000	795
Nakilat, Inc.
6.067%, 12/31/33 §	1,000,000	1,117
6.267%, 12/31/33 144A	551,859	615
National Fuel Gas Co.
5.200%, 7/15/25	300,000	319
Perusahaan Listrik Negara PT
5.450%, 5/21/28 144A	3,200,000	3,416
Puget Energy, Inc.
5.625%, 7/15/22	200,000	213

Total		11,691

Total Corporate Bonds (Cost: $517,126)		520,160

Governments (18.4%)
Governments (18.4%)
Arab Republic of Egypt
4.750%, 4/16/26 144A EUR ¥	1,400,000	1,546
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,670
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥	950,000	854
3.875%, 1/15/22 EUR §,¥	2,300,000	2,183
4.470%, 12/31/38 EUR ¥,ß	8,830,000	5,595
5.000%, 1/15/27 EUR §,¥,ß	4,900,000	4,070
5.250%, 1/15/28 EUR ¥	250,000	206
54.470%, (Argentina Blended Historical Policy Rate plus 1.000%), 6/21/20 ARS ¥	1,770,000	46
Australian Government
4.250%, 4/21/26 AUD §,¥	2,400,000	2,002
Autonomous Community of Catalonia
4.900%, 9/15/21 EUR ¥	800,000	967
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24 EUR ¥	300,000	310
Colombia Government International Bond
5.000%, 6/15/45 ß	6,000,000	6,295
Dominican Republic International Bond
6.500%, 2/15/48 144A	2,800,000	2,884
6.875%, 1/29/26 §	500,000	549

Multi-Sector Bond Portfolio

Governments (18.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
Ecuador Government International Bond
8.875%, 10/23/27 144A	900,000	900
9.650%, 12/13/26 144A	600,000	629
10.750%, 3/28/22 §	1,300,000	1,453
Export-Import Bank of India
3.375%, 8/5/26 144A	600,000	577
Ghana Government International Bond
7.875%, 3/26/27 144A	600,000	605
8.125%, 3/26/32 144A	400,000	398
8.950%, 3/26/51 144A	600,000	601
Oman Government International Bond
6.500%, 3/8/47 §	1,800,000	1,573
6.750%, 1/17/48 144A	2,600,000	2,307
Panama Government International Bond
6.700%, 1/26/36	1,900,000	2,479
8.125%, 4/28/34	100,000	139
Perusahaan Penerbit SBSN Indonesia III
3.400%, 3/29/22 144A	600,000	600
Republic of Costa Rica
7.158%, 3/12/45 §	500,000	483
Republic of Croatia
6.625%, 7/14/20 §,ß	5,000,000	5,226
Republic of Indonesia
3.375%, 7/30/25 144A EUR ¥	800,000	1,003
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,467
3.750%, 6/14/28 EUR §,¥	2,200,000	2,857
Republic of Kazakhstan
5.125%, 7/21/25 §,ß	5,200,000	5,668
Republic of South Africa Government International Bond
5.875%, 9/16/25	500,000	527
The Republic of Trinidad & Tobago
4.500%, 8/4/26 §	400,000	395
Romanian Government International Bond
2.375%, 4/19/27 EUR §,¥	1,600,000	1,817
Russian Federation
5.625%, 4/4/42 §	2,000,000	2,163
Saudi International Bond
2.875%, 3/4/23 144A	600,000	594
4.000%, 4/17/25 144A	3,900,000	3,993
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	111
6.250%, 5/23/33 144A	400,000	384
State of Qatar
4.500%, 4/23/28 144A	1,100,000	1,175
5.103%, 4/23/48 144A	1,200,000	1,314
Turkey Government International Bond
4.625%, 3/31/25 EUR ¥	1,800,000	1,960
4.875%, 10/9/26 ß	4,000,000	3,450
5.125%, 3/25/22 ß	12,600,000	12,138
5.125%, 2/17/28 ß	4,300,000	3,682
5.750%, 3/22/24	2,400,000	2,270
6.125%, 10/24/28	400,000	364
7.250%, 12/23/23	1,100,000	1,107
7.625%, 4/26/29	400,000	396
Ukraine Government International Bond
7.375%, 9/25/32 §	500,000	445
7.750%, 9/1/20 §,ß	5,300,000	5,280
8.994%, 2/1/24 144A	1,000,000	1,004
9.750%, 11/1/28 144A	1,300,000	1,339

Governments (18.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
United Mexican States
4.600%, 1/23/46 ß	4,700,000	4,528
4.750%, 3/8/44	600,000	589
US Treasury
2.000%, 5/31/24 ß	50,500,000	49,894
2.250%, 2/15/27	150,000	149
2.750%, 2/15/24 ß	8,700,000	8,904
Venezuela Government International Bond
6.000%, 12/9/20 §, ℓ	32,000	9
7.000%, 3/31/38 §, ℓ	204,000	58
7.650%, 4/21/25 §, ℓ	1,955,000	560
8.250%, 10/13/24 §, ℓ	356,000	104
9.000%, 5/7/23 §, ℓ	32,000	9
9.250%, 5/7/28 §, ℓ	1,241,000	360
9.375%, 1/13/34 ℓ	1,400,000	455

Total		170,669

Total Governments (Cost: $176,180)		170,669

Municipal Bonds (1.2%)
Municipal Bonds (1.2%)
American Municipal Power, Inc., Series 2010-B
7.834%, 2/15/41 RB	100,000	151
Bay Area Toll Authority, California, Series 2010
6.918%, 4/1/40 RB	200,000	278
City of Riverside CA Electric Revenue
7.605%, 10/1/40 RB	200,000	303
Irvine Ranch California Water District
6.622%, 5/1/40 RB	100,000	137
Los Angeles County California Public Works Financing Authority
7.618%, 8/1/40 RB	200,000	304
Metropolitan Government of Nashville & Davidson County Tennessee
6.568%, 7/1/37 RB	100,000	135
Municipal Electric Authority of Georgia
6.655%, 4/1/57 RB	100,000	120
New York City Transitional Finance Authority
5.508%, 8/1/37 RB	300,000	364
New York State Urban Development Corp.
5.770%, 3/15/39 RB	100,000	119
Port Authority of New York & New Jersey, Series 165
5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,423
Port Authority of New York & New Jersey, Series 168
4.926%, 10/1/51 RB	200,000	241
San Diego County Regional Airport Authority, Series C
6.628%, 7/1/40 RB	100,000	105
San Diego Redevelopment Agency, Series A
7.625%, 9/1/30 RB	100,000	107
State of California
7.950%, 3/1/36 GO	900,000	943
State of Illinois
6.630%, 2/1/35 GO	245,000	266
6.725%, 4/1/35 GO	95,000	103
7.350%, 7/1/35 GO	200,000	227

Multi-Sector Bond Portfolio

Municipal Bonds (1.2%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Texas Public Finance Authority
8.250%, 7/1/24 RB	175,000	178
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467%, 6/1/47 RB	1,085,000	1,082
Tobacco Settlement Financing Corp., Series 2007-A
6.706%, 6/1/46 RB ß	3,285,000	3,174
Triborough Bridge & Tunnel Authority
5.550%, 11/15/40 RB, GO OF AUTH	800,000	988

Total Municipal Bonds (Cost: $8,534)		10,748

Structured Products (12.4%)
Asset Backed Securities (4.7%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
3.001%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35	50,000	48
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
3.390%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34	80,002	78
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
3.285%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35	51,777	51
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
3.465%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35	100,000	101
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
2.640%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	7,880,126	2,847
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
3.486%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35	163,220	151
Aircraft Certificate Owner Trust, Series 2003-1A, Class E
7.001%, 9/20/22 144A Æ	19,723	20
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
3.356%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34	36,624	37
Apex Credit CLO, Ltd., Series 2018-1A, Class ASR
3.611%, (ICE LIBOR USD 3 Month plus 1.050%), 10/27/28 144A	600,000	598
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
3.729%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33	30,730	31
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4
3.390%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35	200,000	199

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1
3.135%, (ICE LIBOR USD 1 Month plus 0.645%), 11/25/35	1,100	1
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A
2.980%, (ICE LIBOR USD 1 Month plus 0.490%), 7/25/35	10,178	10
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
2.690%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36	39,655	40
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
2.596%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31	7,465	11
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
2.690%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37	105,915	147
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
3.740%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37	189,739	189
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
3.066%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35	784,058	778
Citigroup Mortgage Loan Trust, Series 2005-HE3, Class M2
3.210%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35	65,682	66
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
2.700%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36	100,000	95
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
4.065%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34	100,000	94
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6
4.740%, (AFC), 10/25/35	5,561	6
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
2.836%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	95,741	86
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5
4.770%, (AFC), 7/25/36	100,000	100
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
2.656%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37	95,609	95
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
2.630%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37	614,903	578

Multi-Sector Bond Portfolio

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
2.780%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36	55,428	54
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
2.780%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36	97,715	97
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
2.810%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37	900,000	747
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
2.630%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37	42,118	37
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
3.330%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47	2,647,545	2,616
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
2.690%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47	1,117,483	979
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1
3.040%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	2,091,944	1,641
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
3.110%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32	5,543	5
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
3.540%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	376,536	372
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
2.636%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36	6,819	7
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
2.626%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36	68,136	67
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5
0.010%, 4/25/36	200,000	174
Fremont Home Loan Trust, Series 2005-2, Class M4
3.416%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35	300,000	280
GSAA Home Equity Trust, Series 2006-17, Class A1
2.550%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36	61,689	27
GSAMP Trust, Series 2004-WF, Class M2
4.136%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34	49,552	48

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GSAMP Trust, Series 2007-FM2, Class A2B
2.580%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37	214,326	140
GSAMP Trust, Series 2007-NC1, Class A2A
2.540%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46	16,764	10
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
2.830%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37	500,000	397
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
2.646%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37	411,944	269
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
2.880%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35	300,000	291
Lehman XS Trust, Series 2005-4, Class 1A3
3.286%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35	14,517	14
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
2.790%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36	71,437	59
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
2.756%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46	328,352	132
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
2.636%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36	1,465,890	967
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1
3.386%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34	159,842	158
MASTR Asset Backed Securities Trust, Series 2006-FRE2, Class A1
2.640%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 ß	13,839,157	11,981
MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A2
2.590%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36	2,335,259	972
MASTR Asset Backed Securities Trust, Series 2006-WMC4, Class A5
2.640%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36	1,014,920	447
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
2.940%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47	990,054	708
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
3.191%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35	162,120	160
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
3.480%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35	300,000	299

Multi-Sector Bond Portfolio

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C
2.646%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36	76,151	43
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C
2.626%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36	71,461	44
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C
2.736%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37	70,003	36
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
3.386%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32	4,394	4
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
4.061%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32	84,418	84
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
3.836%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33	33,723	34
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
2.646%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37	620,086	607
OneMain Financial Issuance Trust, Series 2016-2A, Class A
4.100%, 3/20/28 144A	103,351	104
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005-WCW2, Class M1
3.240%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/35	21,062	21
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
3.281%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35	134,369	133
RAAC Series, Series 2007-RP4, Class A
2.836%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	297,224	280
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
2.966%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35	296,907	299
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
2.896%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36	115,769	115
Residential Asset Securities Corp., Series 2007-KS1, Class A3
2.636%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37	184,972	183
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
2.826%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37	1,600,000	1,535

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Saxon Asset Securities Trust, Series 2006-1, Class M1
2.951%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36	400,000	363
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
3.450%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36	85,375	65
SLM Private Education Loan Trust, Series 2010-A, Class 1A
5.450%, (Prime Rate by Country United States less 0.050%), 5/16/44 144A	6,339	6
SLM Private Education Loan Trust, Series 2011-B, Class A3
4.734%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	100,000	101
Soundview Home Loan Trust, Series 2005-3, Class M3
3.311%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35	79,166	79
Soundview Home Loan Trust, Series 2006-2, Class M2
2.840%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36	400,000	387
Soundview Home Loan Trust, Series 2006-3, Class A3
2.650%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36	220,279	217
Soundview Home Loan Trust, Series 2006-OPT2, Class A4
2.766%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36	200,000	193
Soundview Home Loan Trust, Series 2006-OPT3, Class M1
2.796%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 ß	6,850,107	4,601
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
3.465%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35	307,609	306
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
3.461%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33	195,716	196
Structured Asset Investment Loan Trust, Series 2005-5, Class M2
3.180%, (ICE LIBOR USD 1 Month plus 0.690%), 6/25/35	18,356	18
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
3.251%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35	500,000	488
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
2.636%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36	25,320	24

Multi-Sector Bond Portfolio

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
2.696%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37	121,193	120
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
2.660%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36	433,188	416
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
2.750%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,517,863	1,490
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
2.636%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37	181,769	149

Total		43,353

Mortgage Securities (7.7%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
4.312%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45	2,321	2
Banc of America Funding Trust, Series 2005- H, Class 5A1
4.870%, (CSTR), 11/20/35	170,079	160
Banc of America Funding Trust, Series 2006- J, Class 4A1
4.660%, (CSTR), 1/20/47	75,432	72
Banc of America Funding Trust, Series 2007- 6, Class A1
2.780%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37	82,038	79
Barclays Capital LLC, Series 2009-RR14, Class 2A2
3.937%, (CSTR), 7/26/36 144A	37,009	34
Barclays Capital LLC, Series 2009-RR5, Class 3A3
6.184%, (CSTR), 8/26/36 144A	3,019,193	2,196
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A
4.317%, (CSTR), 7/25/34	6,783	7
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1
3.953%, (CSTR), 11/25/36	195,821	174
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3
6.000%, 9/25/37	5,893	6
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA
4.222%, (CSTR), 9/25/37	16,311	16
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A
4.323%, (CSTR), 9/25/37	72,313	70
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1
5.750%, 1/25/35	22,450	23
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
2.818%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35	7,751	7

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
3.812%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36	20,800	21
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3
5.500%, 1/25/36	228,124	196
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%, 8/25/32	8,187	8
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13
6.000%, 2/25/37	149,183	96
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
2.990%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36	526,429	270
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1
3.788%, (CSTR), 5/25/36	17,659	16
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
2.678%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46	23,788	20
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
2.683%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46	40,465	36
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
2.698%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46	514,412	425
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
2.698%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46	12,248	9
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A
2.650%, (ICE LIBOR USD 1 Month plus 0.160%), 12/25/46	2,242	2
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37	284,068	201
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
2.630%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47	46,815	45
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1
3.898%, (CSTR), 10/25/35	17,347	15
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1
4.299%, (CSTR), 12/20/35	8,821	8
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36	25,372	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36	193,322	156

Multi-Sector Bond Portfolio

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
3.292%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46	42,613	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
2.760%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46	1,129,240	510
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1
3.918%, (CSTR), 3/25/37	13,667	12
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33	1,238	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35	557,802	499
EMF-NL BV, Series 2008-APRX, Class A2
0.492%, (Euribor 3 Month ACT/360 plus 0.800%), 4/17/41 EUR §	179,987	193
Eurosail-NL BV, Series 2007-NL2X, Class A
1.192%, (Euribor 3 Month ACT/360 plus 1.500%), 10/17/40 EUR §	114,503	129
Federal National Mortgage Association TBA
3.000%, 5/13/49	2,000,000	1,989
3.000%, 6/13/49	10,000,000	9,939
3.500%, 4/1/49	26,700,000	27,070
3.500%, 5/13/49	15,700,000	15,906
Federal National Mortgage Association, Series 2003-W6, Class F
2.860%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42	23,933	24
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5
5.750%, 5/25/37	309,513	228
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
4.708%, (CSTR), 9/25/35	6,892	7
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36	125,721	102
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
4.412%, (CSTR), 1/25/36	2,600	3
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
4.175%, (CSTR), 3/25/47	12,979	12
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
2.792%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35	13,603	13
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
2.962%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35	27,241	27
HomeBanc Mortgage Trust, Series 2005-1, Class A1
2.736%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35	8,426	7

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
2.710%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35	1,255,911	1,124
Impac Secured Assets Trust, Series 2007-1, Class A2
2.646%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37	108,732	100
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
4.344%, (CSTR), 10/25/34	24,117	25
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
2.966%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35	2,555	3
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
2.786%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35	14,745	14
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1
4.218%, (CSTR), 10/25/35	12,975	12
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
4.390%, (CSTR), 7/25/35	13,535	14
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.698%, (CSTR), 6/25/37	80,276	70
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
2.680%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37	4,886	5
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
2.866%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35	26,237	26
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
4.064%, (CSTR), 12/25/35	255,892	236
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
4.471%, (CSTR), 2/25/36	5,107	5
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
4.026%, (CSTR), 5/25/36	19,254	18
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A
4.275%, (CSTR), 7/25/35	37,108	35
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
4.652%, (CSTR), 8/25/35	9,780	10
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1
3.242%, (ICE LIBOR USD 1 Month plus 0.130%), 2/26/37 144A	758,298	758
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2
4.488%, (CSTR), 3/25/35	113,784	107

Multi-Sector Bond Portfolio

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1
2.676%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36	12,802	12
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1
2.676%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36	27,944	26
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1
2.626%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37	24,961	24
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37	3,628,316	1,771
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
2.810%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35	74,175	70
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
3.732%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36	605,056	593
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
2.670%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46	274,552	254
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1
2.840%, (ICE LIBOR USD 1 Month plus 0.350%), 2/25/35	24,460	24
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
3.140%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35	20,739	17
Towd Point Mortgage Funding, Series 2019 GR4A, Class A1
1.864%, (ICE LIBOR GBP 3 Month plus 1.025%), 10/20/51 144A GBP	3,000,000	3,907
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
4.497%, (CSTR, AFC), 2/25/33	1,320	1
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.833%, (CSTR), 10/25/36	31,455	29
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
4.274%, (CSTR), 3/25/36	293,672	286
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.887%, (CSTR), 8/25/36	13,481	13
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.885%, (CSTR), 2/25/37	5,059	5
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
3.032%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47	438,464	361

Structured Products (12.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
4.502%, (CSTR), 7/25/37	61,614	57
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1
5.079%, (CSTR), 3/25/35	21,995	22
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1
5.175%, (CSTR), 7/25/36	157,452	158
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
4.443%, (CSTR), 4/25/36	80,880	80
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3
4.664%, (CSTR), 4/25/36	1,711	2
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81
6.000%, 8/25/37	110,323	110
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
4.789%, (CSTR), 11/25/37	66,051	63

Total		71,527

Total Structured Products (Cost: $111,278)		114,880

Bank Loan Obligations (2.8%)
Bank Loan Obligations (2.8%)
Avolon TLB Borrower 1 LLC,
4.490%, (ICE LIBOR USD 3 Month plus 2.000%), 1/15/25	1,484,842	1,472
CenturyLink, Inc.,
4.250%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/25	1,876,250	1,834
Charter Communications Operating LLC,
4.500%, (ICE LIBOR USD 3 Month plus 2.000%), 4/30/25ß	3,476,602	3,450
CommScope, Inc.,
4.500%, (ICE LIBOR USD 3 Month plus 2.000%), 12/29/22	541,800	541
Dell International LLC,
4.500%, (ICE LIBOR USD 3 Month plus 2.000%), 9/7/23	1,535,260	1,516
Enterprise Merger Sub, Inc.,
6.250%, (US LIBOR plus 2.000%), 10/10/25	498,750	466
Grifols SA,
4.660%, (ICE LIBOR USD 3 Month plus 2.250%), 1/31/25	686,000	681
Hilton Worldwide Finance LLC,
4.240%, (ICE LIBOR USD 3 Month plus 1.750%), 10/25/23	1,120,295	1,116
INEOS Finance PLC,
2.500%, (Euribor 3 Month plus 2.000%), 3/31/24 EUR¥,ß	3,456,250	3,806
Las Vegas Sands LLC,
4.250%, (ICE LIBOR USD 3 Month plus 1.750%), 3/27/25	674,923	662
Pacific Gas & Electric Co.,
1.130%, (US LIBOR plus 2.250%), 12/31/20ß	4,500,000	4,503
PCF GmbH,
5.000%, (Euribor 3 Month plus 5.000%), 8/1/24 EUR¥	2,800,000	3,141
Sigma Bidco BV,
3.500%, (Euribor 3 Month plus 3.500%), 7/2/25 EUR¥	1,600,000	1,767
Valeant Pharmaceuticals International, Inc.,
5.480%, (US LIBOR plus 3.000%), 6/2/25	375,214	372
Ziggo Secured Finance Partnership,
4.980%, (US LIBOR plus 2.500%), 4/15/25	1,000,000	973

Total Bank Loan Obligations (Cost: $27,117)		26,300

Multi-Sector Bond Portfolio

Short-Term Investments (20.2%)	Shares/ Par +	Value $ (000’s)
Governments (1.9%)
Argentine Republic Government International Bond
6.250%, 4/22/19	150,000	150
Argentine Republic Treasury Bill
0.000%, 4/26/19	500,000	499
0.000%, 4/30/19 ARS¥	4,481,000	128
0.000%, 5/31/19 ARS¥	2,490,000	69
3.750%, 4/12/19 ARS¥	7,440,000	192
Autonomous Community of Catalonia
4.950%, 2/11/20 EUR¥	400,000	464
Hellenic Republic Treasury Bill
0.000%, 4/5/19 EUR¥,ß	4,700,000	5,272
0.000%, 4/12/19 EUR¥	1,800,000	2,019
0.000%, 5/10/19 EUR¥	600,000	673
0.000%, 8/30/19 EUR¥,ß	3,700,000	4,137
Ukraine Government International Bond
7.750%, 9/1/19§	3,100,000	3,109

Total		16,712

Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.390%#	11,444,593	11,445

Total		11,445

Short-Term Investments (20.2%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements (17.1%)
JP Morgan repurchase (Purchased 3/28/19, to be repurchased at $50,014,583, collateralized by US Treasury, 1.625%, due 5/15/26, par and fair value of $53,112,000 and $50,854,740, respectively) 3.500%, 4/1/19	50,000,000	50,000
JP Morgan repurchase (Purchased 3/29/19, to be repurchased at $58,517,063, collateralized by US Treasury, 1.625%, due 2/15/26, par and fair value of $62,467,000 and $59,709,668, respectively) 3.500%, 4/1/19	58,500,000	58,500
Merrill Lynch Capital Services repurchase (Purchased 3/29/19, to be repurchased at $50,003,472, collateralized by US Treasury, 3.625%, due 8/15/43, par and fair value of $44,109,000 and $50,752,918, respectively) 2.500%, 3/22/19	50,000,000	50,000

Total		158,500

Total Short-Term Investments (Cost: $186,915)		186,657

Total Investments (111.1%) (Cost: $1,027,150)@		1,029,414

Other Assets, Less Liabilities (-11.1%)		(102,745)

Net Assets (100.0%)		926,669

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Republic of Indonesia	JP Morgan Chase Bank NA	(1.250)%	1/22/2019	Open	EUR	(2,153)	$(2,415)
Republic of Indonesia	JP Morgan Chase Bank NA	(0.750)%	1/15/2019	Open	EUR	(871)	(977)

							$(3,392)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Euro-Bobl Future	Long	EUR	6,200	62	6/19	$9,260	$81	$3
Euro-Bund Future	Long	EUR	2,300	23	6/19	4,292	22	(1)
Euro-Schatz Future	Long	EUR	5,900	59	6/19	7,411	15	1
Five-Year US Treasury Note Future	Long	USD	70,000	700	6/19	81,080	761	(159)
Ten-Year US Treasury Note Future	Long	USD	61,300	613	6/19	76,146	878	(158)
Ultra Long Term US Treasury Bond Future	Long	USD	9,400	94	6/19	15,792	453	(30)

							$2,210	$(344)

Multi-Sector Bond Portfolio

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
6-Month Euribor	1.500%	6/49	5,400	EUR	$(521)	$(167)	$(688)	$51
6-Month GBP-LIBOR	1.500%	9/29	11,300	GBP	(80)	(312)	(392)	(11)
6-Month GBP-LIBOR	1.500%	9/49	1,400	GBP	22	(88)	(66)	5

					$(579)	$(567)	$(1,146)	$45

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month Canada Bankers Acceptances	2.500%	6/29	8,600	CAD	$118	$127	$245	$(39)
3-Month USD-LIBOR	3.000%	6/29	2,700	USD	163	(20)	143	(9)
3-Month USD-LIBOR	2.995%	5/28	9,300	USD	—	455	455	(31)
6-Month Euribor	0.750%	9/29	2,000	EUR	17	28	45	(3)

					$298	$590	$888	$(82)

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets Index	1.000%	6/23	1.690%	1,600	USD	$(49)	$6	$(43)	$4
Markit CDX Emerging Markets Index	1.000%	12/23	1.824%	65,400	USD	(2,808)	503	(2,305)	141
Markit CDX North America High Yield Index	5.000%	6/24	3.486%	43,600	USD	2,635	261	2,896	204
Markit CDX North America High Yield Index	5.000%	12/23	3.351%	13,524	USD	477	423	900	(246)
Markit CDX North America Investment Grade	1.000%	12/23	0.562%	70,900	USD	963	412	1,375	99
Markit CDX North America Investment Grade Index	1.000%	6/24	0.631%	1,900	USD	30	4	34	3

						$1,248	$1,609	$2,857	$205

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Casino Guichard Perrachon SA	1.000%	12/20	2.609%	2,600	EUR	$(184)	$74	$(110)	$1
Casino Guichard Perrachon SA	1.000%	12/21	3.615%	1,000	EUR	(65)	(11)	(76)	1
Casino Guichard Perrachon SA	1.000%	6/23	4.471%	500	EUR	(66)	(8)	(74)	1
Casino Guichard Perrachon SA	1.000%	12/23	4.681%	600	EUR	(99)	(3)	(102)	1
Deutsche Bank AG	1.000%	12/19	0.590%	1,100	EUR	(6)	10	4	—	p
Ford Motor Co.	5.000%	6/23	2.026%	4,000	USD	579	(116)	463	4
Ford Motor Co.	5.000%	12/23	2.311%	200	USD	35	(12)	23	—	p
Ford Motor Co.	5.000%	12/23	2.311%	800	USD	111	(19)	92	1
Ford Motor Credit Co.	5.000%	12/23	2.220%	400	USD	49	(2)	47	1
Ford Motor Credit Co.	5.000%	12/22	1.840%	200	USD	28	(6)	22	—	p
Frontier Communications Corp.	5.000%	6/20	13.021%	600	USD	(30)	(22)	(52)	5
General Electric Co.	1.000%	12/23	0.920%	3,900	USD	(155)	169	14	4

Multi-Sector Bond Portfolio

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Marks & Spencer PLC	1.000%	12/23	1.849%	200	EUR	$(6)	$(2)	$(8)	$1
Marks & Spencer PLC	1.000%	12/22	1.424%	2,900	EUR	(29)	(19)	(48)	7
Navient Corp.	5.000%	12/21	1.566%	650	USD	51	7	58	1
Navient Corp.	5.000%	12/22	2.329%	100	USD	8	1	9	—	p
Telefonica Emisiones SAU	1.000%	12/23	0.690%	3,200	EUR	(5)	59	54	2
Telefonica Emisiones SAU	1.000%	6/23	0.587%	3,000	EUR	43	16	59	2
Volkswagen International Finance NV	1.000%	12/23	1.061%	1,100	EUR	—	(3)	(3)	1

						$259	$113	$372	$33

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Buy Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Koninklijke KPN NV	1.000%	12/23	1.166%	800	EUR	6	—	6	(3)

						$6	$—	$6	$(3)

Written Options

Description	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - Ten-Year US Treasury Note Future	USD	72	$123.000	4/19	72	$(96)
Call - Ten-Year US Treasury Note Future	USD	31	124.000	4/19	31	(20)

(Premiums Received $21)						$(116)

	Financial Derivative Assets Variation Margin (000’s)			Financial Derivative Liabilities Variation Margin (000’s)			Market Value (000’s) Options
	Swaps	Futures	Total	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$540	$4	$544	$(342)	$(348)	$(690)	$(116)

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	ARS	4,968	115	4/19	$2		$—		$2
Buy	Goldman Sachs International	ARS	22,700	523	4/19	2		—	p	2
Buy	JP Morgan Bank NA	ARS	27,668	638	4/19	—		—	p	—	p
Buy	Bank of America NA	ARS	85,096	1,911	4/19	—		(159)		(159)
Buy	HSBC Bank USA NA	ARS	3,632	80	4/19	—	p	—		—	p
Buy	BNP Paribas SA	ARS	482	11	5/19	—		(1)		(1)
Buy	Goldman Sachs International	ARS	10,141	223	5/19	—		(7)		(7)
Buy	BNP Paribas SA	ARS	5,660	124	5/19	—		(5)		(5)
Buy	HSBC Bank USA NA	ARS	612	13	5/19	—	p	—		—	p
Sell	BNP Paribas SA	ARS	4,968	115	4/19	—	p	—		—	p
Sell	Goldman Sachs International	ARS	22,700	523	4/19	—	p	—		—	p
Sell	JP Morgan Bank NA	ARS	27,668	638	4/19	8		—		8
Sell	BNP Paribas SA	ARS	101,339	2,231	5/19	—		(3)		(3)
Sell	BNP Paribas SA	ARS	4,968	109	5/19	—		(2)		(2)
Sell	Goldman Sachs International	ARS	22,346	491	5/19	—		(3)		(3)
Sell	BNP Paribas SA	AUD	2,670	1,896	4/19	5		—		5
Sell	BNP Paribas SA	CAD	868	650	4/19	—	p	—		—	p

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CNH	30,445	4,528	4/19	$34	$—	$34
Buy	BNP Paribas SA	CNH	245	36	4/19	—	p	—	—	p
Sell	Bank of America NA	CNH	30,690	4,565	4/19	—	(191)	(191)
Buy	BNP Paribas SA	COP	6,973,296	2,179	6/19	—	(48)	(48)
Buy	Barclays Bank PLC	EUR	1,694	1,900	4/19	—	(25)	(25)
Buy	Goldman Sachs International	EUR	3,120	3,500	4/19	—	(27)	(27)
Sell	Bank of America NA	EUR	121,643	136,454	4/19	2,388	—	2,388
Sell	Barclays Bank PLC	EUR	2,395	2,687	4/19	3	—	3
Sell	BNP Paribas SA	EUR	879	986	4/19	17	—	17
Sell	Goldman Sachs International	EUR	2,109	2,366	4/19	37	—	37
Sell	JP Morgan Bank NA	EUR	724	812	4/19	7	—	7
Sell	UBS AG	EUR	602	675	4/19	8	—	8
Sell	HSBC Bank USA NA	EUR	4,700	5,274	4/19	224	—	224
Sell	JP Morgan Bank NA	EUR	123,538	138,943	5/19	133	—	133
Buy	Bank of America NA	GBP	775	1,009	4/19	—	(20)	(20)
Buy	BNP Paribas SA	GBP	41,374	53,888	4/19	—	(554)	(554)
Sell	BNP Paribas SA	GBP	255	332	4/19	6	—	6
Sell	Goldman Sachs International	GBP	41,255	53,733	4/19	1,136	—	1,136
Sell	JP Morgan Bank NA	GBP	317	413	4/19	8	—	8
Sell	UBS AG	GBP	322	419	4/19	2	—	2
Sell	BNP Paribas SA	GBP	41,374	53,972	5/19	553	—	553
Buy	BNP Paribas SA	IDR	31,674,466	2,202	6/19	—	(8)	(8)
Buy	Bank of America NA	JPY	40,900	369	4/19	—	(2)	(2)
Sell	Barclays Bank PLC	JPY	40,900	369	4/19	1	—	1
Sell	Bank of America NA	JPY	40,900	370	4/19	2	—	2
Buy	Goldman Sachs International	MXN	41,362	2,126	4/19	—	(21)	(21)
Buy	Barclays Bank PLC	MXN	41,362	2,102	6/19	10	—	10
Buy	JP Morgan Bank NA	MXN	1,527	77	8/19	—	—	p	—	p
Sell	Barclays Bank PLC	MXN	41,362	2,126	4/19	—	(10)	(10)
Buy	Bank of America NA	RUB	290,303	4,415	4/19	25	—	25
Buy	Goldman Sachs International	RUB	5,481	83	5/19	—	p	—	—	p
Buy	BNP Paribas SA	TRY	12,031	2,113	4/19	—	(96)	(96)
Sell	JP Morgan Bank NA	TRY	12,040	2,115	4/19	—	(23)	(23)

$4,611	$(1,205)	$3,406

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Federative Republic of Brazil	Barclays Bank PLC	1.000%	6/22	1.221%	USD	100	$(4)	$3	$(1)
Federative Republic of Brazil	Goldman Sachs International	1.000%	12/23	1.614%	USD	1,500	(50)	10	(40)
Federative Republic of Brazil	HSBC Bank Usa	1.000%	12/23	1.614%	USD	200	(7)	2	(5)
Federative Republic of Brazil	HSBC Bank Usa	1.000%	6/24	1.751%	USD	500	(15)	(3)	(18)
Park Aerospace Holdings, Ltd.Æ	UBS AG	5.000%	7/20	4.919%	USD	200	5	5	10
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.150%	USD	9,500	(64)	(11)	(75)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.439%	USD	1,100	(12)	36	24
Republic of South Africa	Barclays Bank PLC	1.000%	6/24	1.984%	USD	4,600	(255)	41	(214)
Russian Federation	Goldman Sachs International	1.000%	9/20	0.781%	USD	400	(13)	14	1
Russian Federation	Goldman Sachs International	1.000%	9/20	0.781%	USD	900	(26)	29	3

Multi-Sector Bond Portfolio

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection (continued)

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation	Goldman Sachs International	1.000%	6/22	1.012%	USD	2,100	$(39)	$38	$(1)
Russian Federation	HSBC Bank USA NA	1.000%	6/21	0.858%	USD	4,200	(134)	147	13
Russian Federation	JP Morgan Chase Bank NA	1.000%	9/20	0.781%	USD	1,500	(48)	53	5
United Mexican States	Bnp Paribas Sa	1.000%	6/24	1.202%	USD	100	(2)	1	(1)
United Mexican States	Goldman Sachs International	1.000%	6/23	0.955%	USD	1,400	(9)	10	1
United Mexican States	HSBC Bank Usa	1.000%	12/23	1.092%	USD	1,100	(17)	11	(6)
United Mexican States	HSBC Bank Usa	1.000%	6/24	1.202%	USD	1,700	(27)	8	(19)
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/22	0.869%	USD	500	(13)	15	2
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/23	1.092%	USD	200	(2)	1	(1)

							$(732)	$410	$(322)

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
iBoxx USD Liquid High Yield Index	JP Morgan Bank NA	3-Month USD-LIBOR	iBoxx USD Liquid High Yield Index	6/19	33	$638	$638

						$638	$638

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - CME Interest Rate Swaption	Morgan Stanley	USD	5,000	$2.320	4/19	5,000,000	$(12)
Call - CME Interest Rate Swaption	JP Morgan Bank NA	USD	11,500	2.420	4/19	11,500,000	(82)
Call - CME Interest Rate Swaption	Goldman Sachs International	USD	5,100	2.530	4/19	5,100,000	(54)
Put - CME Interest Rate Swaption	Morgan Stanley	USD	5,000	2.560	4/19	5,000,000	(12)
Put - CME Interest Rate Swaption	Goldman Sachs International	USD	5,100	2.730	4/19	5,100,000	—	p

(Premiums Received $59)							$(160)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$4,611	$697	$5,308	$(1,205)	$(160)	$(381)	$(1,746)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the value of these securities (in thousands) was $218,429 representing 23.6% of the net assets.

¥	Foreign Bond — par value is foreign denominated
§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At March 31, 2019, the aggregate value of these securities was $157,269 (in thousands), representing 17.0% of net assets.

ß

Cash or securities with an aggregate value of $272,805 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2019.

Þ	PIK - Payment In Kind. PIK rate of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%

Multi-Sector Bond Portfolio

ℓ	Defaulted Security
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,024,159 and the net unrealized appreciation of investments based on that cost was $10,656 which is comprised of $34,839 aggregate gross unrealized appreciation and $24,183 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$26,300	$—
Municipal Bonds	—	10,748	—
Corporate Bonds	—	520,160	—
Governments	—	170,669	—
Structured Products
Asset Backed Securities	—	43,333	20
All Others	—	71,527	—
Short-Term Investments
Money Market Funds	11,445	—	—
All Others	—	175,212	—
Other Financial Instruments^
Futures	2,210	—	—
Forward Currency Contracts	—	4,611	—
Written Options	—	—	p	—
Total Return Swaps	—	638	—
Interest Rate Swaps	—	888	—
Credit Default Swaps	—	6,105	10

Total Assets:	$13,655	$1,030,191	$30

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(1,205)	—
Written Options	(116)	(160)	—
Interest Rate Swaps	—	(1,146)	—
Credit Default Swaps	—	(3,202)	—
Reverse Repurchase Agreements	—	(3,392)	—

Total Liabilities:	$(116)	$(9,105)	$—

^

Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended March 31, 2019, there were transfers from Level 2 to Level 3 in the amount of $20 (in thousands). These transfers were the result of a decrease in the quantity of observable inputs for securities that are now priced by a third party vendor utilizing a broker quote.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand